Employee Benefits (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 152.1
Service cost	0.6
Net interest expense	1.2
Benefits paid	(1.0)
Actuarial gain on pension scheme valuations	8.4
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(0.6)
Foreign exchange differences on translation	2.6
Net defined benefit liability (asset) at end of period	€ 146.5
Italy
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.00%	3.60%
Croatia
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.70%	3.50%